Inventories - Summary of inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Ore stockpiles	$ 9,856	$ 10,521
In-process inventory and finished goods	102,884	67,261
Materials and supplies	123,150	121,090
Inventories	$ 235,890	$ 198,872